Other operating expenses	6 Months Ended
Jun. 30, 2022
Other operating expenses [Abstract]
Other operating expenses
15

Other operating expenses
Other operating expenses
1 January to 30 June
in EUR million 2022 2021
Regulatory costs 863 759
Audit and non-audit services 17 16
IT related expenses 402 387
Advertising and public relations 144 149
External advisory fees 129 147
Office expenses 139 141
Travel and

accommodation expenses
39 24
Contributions and subscriptions 58 59
Postal charges 16 20
Depreciation of property and equipment 244 285
Amortisation of intangible assets 113 133
(Reversals of) impairments of tangible assets 7 -1
(Reversals of) impairments of intangible assets 40 24
Addition to / (unused amounts reversed of) provision for reorganisations 125 88
Addition to / (unused amounts reversed of) other provisions 5 49
Other 366 341
2,706 2,621
Regulatory costs
Regulatory costs represent contributions to

the Deposit Guarantee Schemes (DGS), The Single Resolution Fund
(SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2022, are contributions to DGS
of EUR 304

million (first six months of 2021: EUR
260

million) mainly related to the Netherlands, Germany,
Belgium, and Poland and contributions to the SRF and local resolution funds of EUR 354 million (first six months
of 2021: EUR 308

million). In 2022 local bank taxes increased by EUR
14

million from EUR
191

million in 2021 to
EUR 205

million.
In 2022, ING Bank Slaski, together with seven other Polish banks,

has established an Institutional Protection
Scheme (IPS). The fund can be used to ensure the liquidity and solvency of each of its participants, and to assist in the resolution of participating and non-participating banks. The contribution by ING amounts to EUR 92 million
and is recognized as regulatory costs (DGS).